Acquisitions, Investments and Disposals - Carrying Value of Assets and Liabilities of Disposal Companies (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 18, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 18, 2013
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents							$ 547
Other current assets							106,386
Property, plant and equipment							1,530
Other non-current assets							708
Current liabilities		(150,033)	[1]	(57,781)	[1]		(131,456)
Non-current liabilities				(673,591)	[1]		(4,083)
Total net liabilities							(26,368)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)			340,014
Noncontrolling interests	(37,728)	6,746		(496)		(23,827)
Loss on disposal of subsidiaries	$ (80,312)

[1]	See Note 4(c)